Earnings and dividends per share (Details) - ZAR (R) R / shares in Units, shares in Millions, R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Earnings and dividends per share
Basic earnings per share (in rand per share)	R 6.97	R 14.26	R 33.36
Headline earnings per share (in rand per share)	30.72	27.44	35.15
Diluted earnings per share (in rand per share)	6.93	14.18	33.27
Diluted headline earnings per share (in rand per share)	30.54	27.27	35.05
Dividends per share	5.90	12.90	12.60
Dividends per share - interim	R 5.90	5.00	4.80
Dividends per share- final		R 7.90	R 7.80
Earnings per share (EPS)
Weighted average number of shares	616.6	612.2	610.7
Earnings attributable to owners of Sasol Limited	R 4,298	R 8,729	R 20,374
Basic earnings per share (in rand per share)	R 6.97	R 14.26	R 33.36
Headline earnings per share (HEPS)
Weighted average number of shares	616.6	612.2	610.7
Earnings attributable to owners of Sasol Limited	R 4,298	R 8,729	R 20,374
Effect of remeasurement items for subsidiaries and joint operations, net of tax	14,628	8,058	1,077
gross remeasurement items	18,645	9,901	1,616
tax effect and non-controlling interest	(4,017)	(1,843)	(539)
Effect of remeasurement items for equity accounted investments	15	11	14
Headline earnings	R 18,941	R 16,798	R 21,465
Headline earnings per share (in rand per share)	R 30.72	R 27.44	R 35.15
Diluted earnings per share (DEPS) and diluted headline earnings per share (DHEPS)
Weighted average number of shares	616.6	612.2	610.7
Potential dilutive effect of long-term incentive scheme	2.9	3.7	1.7
Potential dilutive effect of Sasol Khanyisa Tier 1	0.8
Diluted weighted average number of shares for DEPS and DHEPS	620.3	615.9	612.4
Earnings attributable to owners of Sasol Limited	R 4,298	R 8,729	R 20,374
Diluted earnings attributable to owners of Sasol Limited	4,298	8,729	20,374
Diluted headline earnings per share
Headline earnings attributable to owners of Sasol Limited	18,941	16,798	21,465
Diluted headline earnings attributable to owners of Sasol Limited	R 18,941	R 16,798	R 21,465
Diluted earnings per share (in rand per share)	R 6.93	R 14.18	R 33.27
Diluted headline earnings per share (in rand per share)	R 30.54	R 27.27	R 35.05